3) Risk Management (Details 16) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Undiscounted cash flows of financial liabilities
Deposits from banks		R$ 315,320,660	R$ 258,817,072
Deposits from customers		557,746,628	364,689,433
Securities issued		134,009,560	198,615,627
Subordinated debt		46,899,137	49,392,526
Other financial liabilities	[1]	75,528,047	79,121,127
Total liabilities		1,129,504,032	950,635,785
1 to 30 days [member]
Undiscounted cash flows of financial liabilities
Deposits from banks		261,441,379	211,933,285
Deposits from customers		193,450,578	155,375,679
Securities issued		739,423	5,525,148
Subordinated debt		2,535	756
Other financial liabilities	[1]	49,615,853	49,689,795
Total liabilities		505,249,768	422,524,663
31 to 180 days [member]
Undiscounted cash flows of financial liabilities
Deposits from banks		13,437,266	7,951,703
Deposits from customers		22,163,986	5,905,668
Securities issued		17,449,438	15,106,936
Subordinated debt		5,971	34,732
Other financial liabilities	[1]	5,797,460	13,312,723
Total liabilities		58,854,121	42,311,762
181 to 360 days [member]
Undiscounted cash flows of financial liabilities
Deposits from banks		16,745,882	17,687,715
Deposits from customers		85,235,469	50,655,420
Securities issued		47,790,440	64,755,163
Subordinated debt		68,945	33,848
Other financial liabilities	[1]	9,883,756	4,436,523
Total liabilities		159,724,492	137,568,669
1 to 5 years [member]
Undiscounted cash flows of financial liabilities
Deposits from banks		8,378,815	16,148,899
Deposits from customers		256,887,231	152,739,946
Securities issued		66,068,592	105,451,340
Subordinated debt		33,230,835	15,617,690
Other financial liabilities	[1]	7,970,731	9,071,260
Total liabilities		372,536,204	299,029,135
More than 5 years [member]
Undiscounted cash flows of financial liabilities
Deposits from banks		15,317,318	5,095,470
Deposits from customers		9,364	12,720
Securities issued		1,961,667	7,777,040
Subordinated debt		13,590,851	33,705,500
Other financial liabilities	[1]	2,260,247	2,610,826
Total liabilities		R$ 33,139,447	R$ 49,201,556

[1]	Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.